Right of Use Assets	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Right of Use Assets
12.	Right of use assets

	Building	Vehicles and equipment	Total
	$	$	$
Cost
At January 1, 2019	735	124	859
Additions	45	32	77
Disposals	(7)	(43)	(50)
Impact of foreign exchange rate changes	(16)	(7)	(23)
At December 31, 2019	757	106	863
Modification of building lease	(259)	—	(259)
Additions	—	7	7
Disposals	—	(21)	(21)
Impact of foreign exchange rate changes	48	2	50
At December 31, 2020	546	94	640

	Building	Vehicles and equipment	Total
	$	$	$
Accumulated Depreciation
At January 1, 2019	—	—	—
Disposals	(2)	(12)	(14)
Depreciation	227	51	278
Impairment	22	—	22
Impact of foreign exchange rate changes	(5)	—	(5)
At December 31, 2019	242	39	281
Disposals	—	(21)	(21)
Depreciation	180	23	203
Impact of foreign exchange rate changes	15	5	20
At December 31, 2020	437	46	483

	Building	Vehicles and equipment	Total
	$	$	$
Carrying amount
As at December 31, 2019	515	67	582
As at December 31, 2020	109	48	157

Upon the renegotiation of the building lease agreement completed on April 30, 2020 (note 17), a modification was recorded to the building right of use asset in the amount of $259, representing the reduction in the square footage leased from the landlord.